Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 - SUBSEQUENT EVENTS

a.	As described in Note 4, during July 2026, the Company paid the Customer an amount of $250 thousand, while the insurance company paid the Customer $1,476 thousand, thereby settling the claim.

b.	During July 2026, the NYSE initiated delisting proceedings for the Company’s publicly traded warrants (under the Symbol “VLNW”) and halted trading in such warrants effective July 24, 2026. Given the warrants’ near-term expiration and exercise price substantially above the current market price of the Company’s Ordinary Shares, the Company does not expect the delisting to have a material impact on the Company.